EQUITY METHOD INVESTMENTS, VARIABLE INTEREST ENTITIES AND RELATED PARTY TRANSACTIONS - Additional information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Care Smile, LLC
Related Party Transaction [Line Items]
Total capitation payments	$ 0	$ 182,000	$ 222,000	$ 637,000